Transfers of Financial Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 18,853	$ 19,161
Fair Value	18,859	19,357
Carrying amount of associated liabilities	18,208	18,617
Fair Value	18,323	19,213
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	997	345
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	7,847	8,453
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 10,009	$ 10,363